Inventory Purchase Commitments (Details Textual)	1 Months Ended	12 Months Ended
	Apr. 26, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 15, 2017 USD ($)	Dec. 31, 2014 CNY (¥)
Provision To Inventory Purchase Commitments		¥ 20,199,000	$ 2,938,000	¥ 229,048,000	¥ 10,672,000
Provision For Inventory Commitments		(1,397,718,000)		(1,330,716,000)	(1,412,748,000)	¥ (1,322,448,000)		$ (203,290,000)		$ (193,545,000)
Provision For Impairment Against Forfeited Advance Payment						71,266,000
Provision For Additional Impairment On The Estimated Shortage				3,618,000		450,784,000
Provision For Total Impairment Against Prepayment		643,673,000						93,619,000
Provision For Reserve For Inventory Purchase Commitments		67,002,000	9,745,000	(82,032,000)	90,300,000	77,705,000
Advances on Inventory Purchases		302,107,000		487,672,000				43,940,000		$ 34,500,000
Reserve For Inventory Commitments, Foreign Exchange Remesurement Gain		67,002,000	$ 9,745,000
Provision of impairment remaining prepayments		¥ 20,199						$ 2,938
Supplier A [Member]
Prepaid Supplies					¥ 239,327,000	¥ 224,029,000
Reduction of Prepayment to Suppliers												¥ 1,244,743,000
Supplier A [Member] | Subsequent Event [Member]
Loss Contingency, Damages Sought	April 26, 2018
Supplier A [Member] | Loss on Long-term Purchase Commitment [Member]
Loss Contingency Accrual | $											$ 897,500,000
Supplier A [Member] | Loss on Long-term Purchase Commitment [Member] | Subsequent Event [Member]
Loss Contingency Accrual | $	$ 897,500,000
Supplier C [Member]
Provision To Inventory Purchase Commitments							¥ 87,134,000
Provision For Total Impairment Against Prepayment				¥ 623,474,000
Deposits | €									€ 4,500